Tradr 1.5X Short NVDA Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$40,838,202
TOTAL NET ASSETS — 100.0%	$40,838,202

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TD Cowen	NVIDIA Corp.	Pay	3.98% (OBFR01* -35bps)	At Maturity	5/1/2026	$(24,699,601)	$-	$(3,473,720)
Clear Street	NVIDIA Corp.	Pay	3.83% (OBFR01* -50bps)	At Maturity	1/6/26	(31,342,037)	-	(2,659,738)
TOTAL EQUITY SWAP CONTRACTS								$(6,133,458)

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.